UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-130192-06

                 J.P. Morgan Mortgage Acquisition Trust 2006-ACC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192

                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       32-0175877, 36-4589844, 38-3737384
                     --------------------------------------
                      (I.R.S. Employer Identification No.)


U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-ACC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A-1             [   ]           [   ]           [ x ]
    A-2             [   ]           [   ]           [ x ]
    A-3             [   ]           [   ]           [ x ]
    A-4             [   ]           [   ]           [ x ]
    A-5             [   ]           [   ]           [ x ]
    M-1             [   ]           [   ]           [ x ]
    M-2             [   ]           [   ]           [ x ]
    M-3             [   ]           [   ]           [ x ]
    M-4             [   ]           [   ]           [ x ]
    M-5             [   ]           [   ]           [ x ]
    M-6             [   ]           [   ]           [ x ]
    M-7             [   ]           [   ]           [ x ]
    M-8             [   ]           [   ]           [ x ]
    M-9             [   ]           [   ]           [ x ]
    M-10            [   ]           [   ]           [ x ]
    M-11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1, Asset-Backed Pass-Through Certificates, Series 2006-ACC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    September 1, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1 relating to the August 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                 August 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                 August 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                 ENDING
              FACE         PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      266,700,000.00     257,621,887.48    8,344,630.09    1,137,776.33      9,482,406.42     0.00      0.00     249,277,257.39
A2      147,500,000.00     138,456,353.44    6,614,613.93      596,987.26      7,211,601.19     0.00      0.00     131,841,739.51
A3       43,500,000.00      43,500,000.00            0.00      189,663.02        189,663.02     0.00      0.00      43,500,000.00
A4       43,500,000.00      43,500,000.00            0.00      191,765.52        191,765.52     0.00      0.00      43,500,000.00
A5       17,959,000.00      17,959,000.00            0.00       80,472.53         80,472.53     0.00      0.00      17,959,000.00
M1       34,467,000.00      34,467,000.00            0.00      155,276.23        155,276.23     0.00      0.00      34,467,000.00
M2       43,084,000.00      43,084,000.00            0.00      194,790.54        194,790.54     0.00      0.00      43,084,000.00
M3       13,284,000.00      13,284,000.00            0.00       60,380.39         60,380.39     0.00      0.00      13,284,000.00
M4       17,234,000.00      17,234,000.00            0.00       78,889.83         78,889.83     0.00      0.00      17,234,000.00
M5       13,284,000.00      13,284,000.00            0.00       61,022.45         61,022.45     0.00      0.00      13,284,000.00
M6        9,694,000.00       9,694,000.00            0.00       45,155.86         45,155.86     0.00      0.00       9,694,000.00
M7       13,284,000.00      13,284,000.00            0.00       66,158.93         66,158.93     0.00      0.00      13,284,000.00
M8        7,540,000.00       7,540,000.00            0.00       38,705.86         38,705.86     0.00      0.00       7,540,000.00
M9       11,848,000.00      11,848,000.00            0.00       68,933.15         68,933.15     0.00      0.00      11,848,000.00
M10       9,694,000.00       9,694,000.00            0.00       61,086.34         61,086.34     0.00      0.00       9,694,000.00
M11       6,104,000.00       6,104,000.00            0.00       38,464.10         38,464.10     0.00      0.00       6,104,000.00
P               100.00             100.00            0.00      219,103.99        219,103.99     0.00      0.00             100.00
R                 0.00               0.00            0.00            0.00              0.00     0.00      0.00               0.00
TOTALS  698,676,100.00     680,554,340.92   14,959,244.02    3,284,632.33     18,243,876.35     0.00      0.00     665,595,096.90
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       718,064,802.00     699,943,042.92            0.00    1,387,679.02      1,387,679.02     0.00      0.00     685,203,431.74
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                ENDING                  PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST            TOTAL          PRINCIPAL               RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46628RAA3      965.96133288   31.28845178          4.26612797          35.55457975      934.67288110       5.482500%
A2       46628RAB1      938.68714197   44.84484020          4.04737125          48.89221146      893.84230176       5.352500%
A3       46628RAC9    1,000.00000000    0.00000000          4.36006943           4.36006943    1,000.00000000       5.412500%
A4       46628RAD7    1,000.00000000    0.00000000          4.40840276           4.40840276    1,000.00000000       5.472500%
A5       46628RAE5    1,000.00000000    0.00000000          4.48090261           4.48090261    1,000.00000000       5.562500%
M1       46628RAF2    1,000.00000000    0.00000000          4.50506949           4.50506949    1,000.00000000       5.592500%
M2       46628RAG0    1,000.00000000    0.00000000          4.52118049           4.52118049    1,000.00000000       5.612500%
M3       46628RAH8    1,000.00000000    0.00000000          4.54534703           4.54534703    1,000.00000000       5.642500%
M4       46628RAJ4    1,000.00000000    0.00000000          4.57756934           4.57756934    1,000.00000000       5.682500%
M5       46628RAK1    1,000.00000000    0.00000000          4.59368037           4.59368037    1,000.00000000       5.702500%
M6       46628RAL9    1,000.00000000    0.00000000          4.65812461           4.65812461    1,000.00000000       5.782500%
M7       46628RAM7    1,000.00000000    0.00000000          4.98034703           4.98034703    1,000.00000000       6.182500%
M8       46628RAN5    1,000.00000000    0.00000000          5.13340318           5.13340318    1,000.00000000       6.372500%
M9       46628RAP0    1,000.00000000    0.00000000          5.81812542           5.81812542    1,000.00000000       7.222500%
M10      46628RAQ8    1,000.00000000    0.00000000          6.30145863           6.30145863    1,000.00000000       7.822500%
M11      46628RAR6    1,000.00000000    0.00000000          6.30145806           6.30145806    1,000.00000000       7.822500%
P           N/A       1,000.00000000    0.00000000  2,191,039.90000000   2,191,039.90000000    1,000.00000000       0.000000%
TOTALS                  974.06271793   21.41084262          4.70122326          26.11206588      952.65187531
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                       BEGINNING                                                                  ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL           INTEREST            TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A         974.76305895    0.00000000          1.93252617           1.93252617      954.23620519       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust Series, 2006-ACC1
                                 August 25, 2006

Dates
Record Date                                                                               07/24/06
Determination Date                                                                        07/17/06
Distribution Date                                                                         07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                    276,131.35
Group 1                                                                                 146,856.69
Group 2                                                                                 129,274.66

Principal Prepayments (Total)                                                        14,517,994.54
Group 1                                                                               8,148,598.69
Group 2                                                                               6,369,395.85

Curtailments (Total)                                                                     24,075.68
Group 1                                                                                  13,335.95
Group 2                                                                                  10,739.73

Curtailment Interest Adjustments (Total)                                                -78,590.39
Group 1                                                                                 -86,677.78
Group 2                                                                                   8,087.39

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                           0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:
Gross Interest                                                                        5,001,319.33
Group 1                                                                               2,566,341.45
Group 2                                                                               2,434,977.88

Servicing Fees                                                                          291,551.04
Group 1                                                                                 149,895.65
Group 2                                                                                 141,655.39

Trustee Fees                                                                              2,332.43
Group 1                                                                                   1,199.15
Group 2                                                                                   1,133.28

Custodian Fee                                                                             1,166.20
Group 1                                                                                     599.58
Group 2                                                                                     566.62

Trust Oversight Manager Fees                                                              8,746.53
Group 1                                                                                   4,496.87
Group 2                                                                                   4,249.66

Non Recoverable Interest Advances (Total)                                                     0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected               34
Group 1                                                                                         22
Group 2                                                                                         12

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected    6,445,246.97
Group 1                                                                               4,167,494.03
Group 2                                                                               2,277,752.94

Amount of Prepayment Penalties Collected                                                219,103.99
Group 1                                                                                 143,889.85
Group 2                                                                                  75,214.14

Available Remitance Amount                                                           19,437,134.31

Principal Remittance Amount (Total)                                                  14,739,611.18
Group 1                                                                               8,222,113.55
Group 2                                                                               6,517,497.63

Interest Remittance Amount (Total)                                                    4,697,523.13
Group 1                                                                               2,410,150.20
Group 2                                                                               2,287,372.93

Pool Detail:
Beginning Number of Loans Outstanding                                                        3,491
Group 1                                                                                      1,953
Group 2                                                                                      1,538

Ending Number of Loans Outstanding                                                           3,427
Group 1                                                                                      1,914
Group 2                                                                                      1,513

Beginning Aggregate Loan Balance                                                    699,722,457.74
Group 1                                                                             359,749,626.91
Group 2                                                                             339,972,830.83

Ending Aggregate Loan Balance                                                       684,982,846.56
Group 1                                                                             351,527,513.36
Group 2                                                                             333,455,333.20

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  353.51
Group 1                                                                                     354.00
Group 2                                                                                     353.00

Weighted Average Net Mortgage Rate                                                        8.01376%
Group 1                                                                                   7.99350%
Group 2                                                                                   8.03520%

Interest Accrual Period
Start Date                                                                           June 26, 2006
End Date                                                                             July 25, 2006
Number of Days in Accrual Period                                                                29

       Delinquent Mortgage Loans
                Group 1
               Category                  Number      Principal Balance             Percentage
                1 Month                    46                  9,128,477.51             2.60%
                2 Month                    12                  2,170,764.27             0.62%
                3 Month                    0                           0.00             0.00%
                 Total                     58                 11,299,241.78             3.21%
       Delinquent Mortgage Loans
                Group 2
               Category                  Number      Principal Balance             Percentage
                1 Month                    43                 11,390,770.62             3.42%
                2 Month                    13                  2,632,839.85             0.79%
                3 Month                    0                           0.00             0.00%
                 Total                     56                 14,023,610.47             4.21%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


   Bankruptcies
   Group Number          Number of Loans      Principal Balance    Percentage
            1                   6                      960,923.03         0.27%
            2                   2                      239,787.57         0.07%
       Total                    8                    1,200,710.60         0.18%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              4
Principal Balance of Bankruptcy Loans that are Current                                          610,606.24
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                85,718.94
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              264,597.85
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         6
Total Principal Balance of Bankruptcy Loans                                                     960,923.03

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              1
Principal Balance of Bankruptcy Loans that are Current                                           59,977.08
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              179,810.49
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         2
Total Principal Balance of Bankruptcy Loans                                                     239,787.57

       Foreclosures
       Group Number    Number of Loans      Principal Balance    Percentage
               1                    24           3,553,253.91         1.01%
               2                    23           6,459,358.19         1.94%
          Total                     47          10,012,612.10         1.46%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               24
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          3,553,253.91
Total Number of Foreclosure Loans                                                                       24
Total Principal Balance of Foreclosure Loans                                                  3,553,253.91

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               23
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          6,459,358.19
Total Number of Foreclosure Loans                                                                       23
Total Principal Balance of Foreclosure Loans                                                  6,459,358.19

   REO Properties
    Group Number        Number of Loans       Principal Balance        Percentage
             1                        0                    0.00             0.00%
             2                        1              139,532.32             0.04%
        Total                         1              139,532.32             0.02%


Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  1
Principal Balance of REO Loans that are 3+ Months Delinquent                              139,532.32
Total Number of REO Loans                                                                          1
Total Principal Balance of REO Loans                                                      139,532.32

 REO Property Scheduled Balance
          Group Number            Loan Number   REO Date   Schedule Principal Balance
                                                                          0.00
              Total                                                       0.00

Principal Payoffs by Group occured in this Distribution
        Group Number          Number of Loans       Principal Balance     Percentage
                   1                        0            8,148,598.69          2.32%
                   2                        0            6,369,395.85          1.91%
               Total                        0           14,517,994.54          2.12%

  Realized Loss Group Report
         Group Number     Current Loss   Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
               1                  0.00              0.00  351,527,513.36                        0.00                     0.00
               2                  0.00              0.00  333,455,333.20                        0.00                     0.00
             TOTAL                0.00              0.00  684,982,846.56                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           2.24825%
37.00% of of Senior Enhancement Percetage                                                        8.35369%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                       19,387,749.66
Ending Overcollateralization Amount                                                         19,387,749.66
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,607,311.86
Payment to Class C                                                                           1,387,679.02
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                            24,682.91
Net Swap Payment Paid                                                                           24,682.91
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                   24,682.91
Withdrawals from the Swap Account                                                               24,682.91
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    8.290097

One-Month LIBOR for Such Distribution Date                                                       5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.482500
Class A-2                                                                                        5.352500
Class A-3                                                                                        5.412500
Class A-4                                                                                        5.472500
Class A-5                                                                                        5.562500
Class M-1                                                                                        5.592500
Class M-2                                                                                        5.612500
Class M-3                                                                                        5.642500
Class M-4                                                                                        5.682500
Class M-5                                                                                        5.702500
Class M-6                                                                                        5.782500
Class M-7                                                                                        6.182500
Class M-8                                                                                        6.372500
Class M-9                                                                                        7.222500
Class M-10                                                                                       7.822500
Class M-11                                                                                       7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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